Long-term debt (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2018	$ 45,458
2019	172,909
2020	169,375
2021	33,522
2022	14,886
2023 and thereafter	49,552
Total	$ 485,702	$ 341,097